Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Derivative Financial Instruments [Abstract]
Reclassification of derivative-related losses into earnings during the next 12 months	$ 29.1